8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016 $ / shares shares
Weighted average contractual remaining life of warrants in years	1.48	1.95	2.49
Warrants
Outstanding	19,657,232	18,892,833	7,592,833
Issued	5,155,000	3,614,732	11,300,000
Exercised	0	0	0
Expired	(4,742,500)	(2,850,333)	0
Outstanding	20,069,732	19,657,232	18,892,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.23	$ 0.37	$ 0.70
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.15	0.20	0.16
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.44	1.13	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.16	0.23	0.37
Warrants | Expiry Date, October 3, 2017
Exercise price | $ / shares	$ 0.40	$ 0.40	$ 0.40
Outstanding	687,000	687,000	687,000
Issued	0	0	0
Exercised	0	0	0
Expired	(687,000)	0	0
Outstanding	0	687,000	687,000
Warrants | Expiry Date, October 9, 2017
Exercise price | $ / shares	$ 0.40	$ 0.40	$ 0.40
Outstanding	755,500	755,500	755,500
Issued	0	0	0
Exercised	0	0	0
Expired	(755,500)	0	0
Outstanding	0	755,500	755,500
Warrants | Expiry Date, December 24, 2017
Exercise price | $ / shares	$ 1.00	$ 1.00	$ 1.00
Outstanding	300,000	300,000	300,000
Issued	0	0	0
Exercised	0	0	0
Expired	(300,000)	0	0
Outstanding	0	300,000	300,000
Warrants | Expiry Date, April 29, 2018
Exercise price | $ / shares	$ 0.40	$ 0.40	$ 0.40
Outstanding	3,000,000	3,000,000	3,000,000
Issued	0	0	0
Exercised	0	0	0
Expired	(3,000,000)	0	0
Outstanding	0	3,000,000	3,000,000
Warrants | Expiry Date, September 28, 2019
Exercise price | $ / shares	$ 0.20	$ 0.20	$ 0.20
Outstanding	1,200,000	1,200,000	0
Issued	0	0	1,200,000
Exercised	0	0	0
Expired	0	0	0
Outstanding	1,200,000	1,200,000	1,200,000
Warrants | Expiry Date, March 6, 2020
Exercise price | $ / shares	$ 0.20	$ 0.20
Outstanding	2,500,000	0
Issued	0	2,500,000
Exercised	0	0
Expired	0	0
Outstanding	2,500,000	2,500,000	0
Warrants | Expiry Date, March 8, 2020
Exercise price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Outstanding	7,221,875	7,000,000	0
Issued	0	221,875	7,000,000
Exercised	0	0	0
Expired	0	0	0
Outstanding	7,221,875	7,221,875	7,000,000
Warrants | Expiry Date, April 7, 2020
Exercise price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Outstanding	3,100,000	3,100,000	0
Issued	155,000	0	3,100,000
Exercised	0	0	0
Expired	0	0	0
Outstanding	3,255,000	3,100,000	3,100,000
Warrants | Expiry Date, March 25, 2020
Exercise price | $ / shares	$ 0.15
Outstanding	0
Issued	5,000,000
Exercised	0
Expired	0
Outstanding	5,000,000	0
Warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares	$ 0.20	$ 0.20
Outstanding	892,857	0
Issued	0	892,857
Exercised	0	0
Expired	0	0
Outstanding	892,857	892,857	0
Warrants | Expiry Date, December 16, 2016
Exercise price | $ / shares		$ 1.50	$ 1.50
Outstanding	0	483,666	483,666
Issued		0	0
Exercised		0	0
Expired		(483,666)	0
Outstanding		0	483,666
Warrants | Expiry Date, March 17, 2017
Exercise price | $ / shares		$ 1.50	$ 1.50
Outstanding	0	266,667	266,667
Issued		0	0
Exercised		0	0
Expired		(266,667)	0
Outstanding		0	266,667
Warrants | Expiry Date, May 15, 2017
Exercise price | $ / shares		$ 1.00	$ 1.00
Outstanding	0	1,200,000	1,200,000
Issued		0	0
Exercised		0	0
Expired		(1,200,000)	0
Outstanding		0	1,200,000
Warrants | Expiry Date, September 11, 2017
Exercise price | $ / shares		$ 1.00	$ 1.00
Outstanding	0	900,000	900,000
Issued		0	0
Exercised		0	0
Expired		(900,000)	0
Outstanding		0	900,000